Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 13, 2014
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

AUTOMATED SHARES (TICKER TOAXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 13, 2014

Federated Treasury Obligations Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all or substantially all of the assets of Federated Automated Government Money Trust (AGMT), a portfolio of Money Market Obligations Trust, in exchange for Automated Shares of the Fund, which will be distributed pro rata by AGMT to its shareholders, in complete liquidation and termination of AGMT. The Agreement is subject to the approval of the AGMT shareholders at a special meeting of shareholders, currently scheduled for September 30, 2014. If the Agreement, and related reorganization transaction, is approved by the shareholders of AGMT then the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to September 1, 2015.
Federated Treasury Obligations Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot_SupplementTextBlock	Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

AUTOMATED SHARES (TICKER TOAXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JUNE 13, 2014

Federated Treasury Obligations Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all or substantially all of the assets of Federated Automated Government Money Trust (AGMT), a portfolio of Money Market Obligations Trust, in exchange for Automated Shares of the Fund, which will be distributed pro rata by AGMT to its shareholders, in complete liquidation and termination of AGMT. The Agreement is subject to the approval of the AGMT shareholders at a special meeting of shareholders, currently scheduled for September 30, 2014. If the Agreement, and related reorganization transaction, is approved by the shareholders of AGMT then the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to September 1, 2015.